Segment Information (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Information (Details) [Abstract]
Financial investment designated at fair value	S/ 274,000
Fair value of derivative financial instruments	86,893,000
Total financial instruments at fair value		S/ 476,000
Derivative financial assets		106,601,000
Capital expenditures	S/ 190,126,000	S/ 97,288,000